UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments
Corporate America CU Short Duration Fund
March 31, 2013 (Unaudited)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - 62.5%
Federal Home Loan Mortgage Corporation
Series 3283, Class PA	$763,023	$791,980
5.500%, 07/15/2036
Series 4107, Class HA	4,723,406	4,812,811
2.000%, 10/15/2041
Series 4140, Class BP	2,945,109	3,071,262
2.500%, 04/15/2042
Federal National Mortgage Association
Series 2005-59, Class PC	304,684	304,777
5.500%, 03/25/2031
Series 2013-06, Class AB
2.000%, 12/25/2042	2,965,783	2,967,294
Government National Mortgage Association
Series 2012-74, Class AD	4,740,126	4,840,254
2.000%, 01/20/2042

Small Business Administration *
4.175%, 12/25/2021, #521781	5,326,791	5,887,327
3.075%, 01/25/2022, #508962	1,374,648	1,478,003
4.072%, 04/25/2023, #521816	2,173,590	2,443,514
4.141%, 02/25/2024, #521828	3,292,789	3,705,727
4.154%, 02/25/2024, #521821	4,007,623	4,510,843
3.770%, 06/25/2036, #521808	3,281,055	3,835,735
3.250%, 10/25/2036, #509106	3,083,935	3,512,727
3.075%, 05/25/2037, #509231	4,497,552	5,098,449
4.066%, 07/25/2037 #521880	5,216,889	6,122,514
Total U.S. Government Agency Issues
(Cost $52,168,936)		53,383,217

ASSET-BACKED SECURITY - 1.2%
Small Business Administration
Series 2005-P10A, Class 1
4.638% 02/10/2015
(Cost $982,895)	959,301	1,010,525

MONEY MARKET FUND - 35.6%	Shares
Invesco Treasury Portfolio, 0.020% *
(Cost $30,370,739)	30,370,739	30,370,739

Total Investments - 99.3%
(Cost $83,522,570)		84,764,481
Other Assets and Liabilities, Net - 0.7% ^		638,822
Total Net Assets - 100.0%		$85,403,303

* Variable rate security. The rate shown is the rate in effect as of March 31, 2013.
^ Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as Fund expenses incurred but not yet paid.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of March 31, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Issues	$-	$53,383,217	$-	$53,383,217
Asset-Backed Security	-	1,010,525	-	1,010,525
Short-Term Investment	30,370,739	-	-	30,370,739
Total Investments	$30,370,739	$54,393,742	$-	$84,764,481

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Corporate America CU
Short Duration Fund

Cost of investments	$83,522,570

Gross unrealized appreciation	1,336,016
Gross unrealized depreciation	(94,105)
Net unrealized appreciation	$1,241,911

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date  May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  May 20, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  May 20, 2013